financial instruments - Fair values - General (Details) - Level 3	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wind discount risk
financial instruments
Percentage of electric power pool price	76.00%	76.00%
Solar premium risk
financial instruments
Percentage of electric power pool price	82.00%	108.00%